Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 963	$ 852	$ 848
Transition obligation		1	1
Total recognized in accumulated other comprehensive income	$ 963	$ 853	$ 849	$ 461